Short Term Loans (Details Textual)	12 Months Ended
	Dec. 31, 2015 USD ($) ThirPartyIndividual ThirdPartyCompany SecuredLoan UnSecuredLoan	Dec. 31, 2014 USD ($) ThirPartyIndividual ThirdPartyCompany	Dec. 31, 2013 USD ($)
Short Term Loans (Textual)
Short-term loans borrowed	$ 2,192,004	$ 2,017,122	$ 4,314,014
Short-term loans repaid	2,171,291	1,818,609	4,314,014
Secured short-term loan	$ 965,018
Secured loan monthly interest percentage	1.67%
Net carrying value of the fixed assets of Taiying pledged for the loan amount	$ 2,493,055
Balance of short term loans	207,813	198,513
Interest expenses	$ 278,363	$ 552,894	$ 468,823
Number of third party individuals | ThirPartyIndividual	1	2
Number of third party companies | ThirdPartyCompany	3	3
Number of secured loans | SecuredLoan	1
Number of unsecured loans | UnSecuredLoan	3
Maximum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest percentage	9.00%
Minimum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest percentage	6.40%
Unsecured loan [Member] | Maximum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest percentage	10.00%
Unsecured loan [Member] | Minimum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest percentage	0.00%